Components of Deferred Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Deferred tax assets, current portion:
Accrued expenses	$ 645	3,999	7,480
Excessive advertising expenses			924
Government grant, current portion	62	386	386
Less: Valuation allowance	(243)	(1,505)	(7,690)
Deferred tax assets, current portion, net	464	2,880	1,100
Deferred tax assets, non-current portion:
Intangible assets and property and equipment	763	4,740	3,569
Government grants, non-current portion	56	347	538
Net operating loss carryforwards	3,902	24,211	14,242
Less: Valuation allowance	(3,899)	(24,193)	(15,635)
Deferred tax assets, non-current portion, net	822	5,105	2,714
Deferred tax liabilities, non-current portion:
Intangible assets	719	4,464	7,793
Deferred tax liabilities, non-current portion, net	$ 719	4,464	7,793